Borrowing and onlending (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowing and onlending	R$ 36,448	R$ 25,071
Other borrowings	6,078	194
Caixa Economica Federal
Disclosure of detailed information about borrowings [line items]
Borrowing and onlending	R$ 22,231	R$ 24,877
Caixa Economica Federal | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	4.50%
Caixa Economica Federal | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%
BNDES
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%
Borrowing and onlending	R$ 8,139